GOING CONCERN UNCERTAINTIES	12 Months Ended
Dec. 31, 2014
Going Concern Uncertainties
GOING CONCERN UNCERTAINTIES

2.       GOING CONCERN UNCERTAINTIES

The accompanying consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of December 31, 2014, the Company suffered an accumulated deficit of $150,168 and working capital deficit of $523,499. The continuation of the Company as a going concern through December 31, 2015 is dependent upon improving the profitability and the continuing financial support from its stockholders. Management believes the existing shareholders or external financing will provide the additional cash to meet the Company’s obligations as they become due.

These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result in the Company not being able to continue as a going concern.